Taxes - Schedule of Movement of Net Deferred Tax Liabilities and Assets (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Movement of Net Deferred Tax Liabilities and Assets [Abstract]
Balance at beginning of the period	$ (221,551)	$ (246,893)
(Provision) reversal	(6,493)	20,846
Foreign exchange difference	(945)	1,464
Balance at end of the period	$ (228,989)	$ (224,583)